Organization And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 segment item	Apr. 30, 2010 GILA [Member]	Apr. 02, 2010 GILA [Member]	Oct. 31, 2012 SmartPill Corporation [Member]	Dec. 31, 2012 Patents And Trademarks [Member]	Dec. 31, 2012 Technology And Content Costs [Member]	Dec. 31, 2012 Minimum [Member] Acquired Technology, Trademarks, Patents And Customer Relationships [Member]	Dec. 31, 2012 Maximum [Member] Acquired Technology, Trademarks, Patents And Customer Relationships [Member]
Number of principal components in the Given System	3
Business acquistion percentage of voting interest acquired		100.00%
Amount of cash paid for business acquisition			$ 34,800	$ 6,000
Number of operating segments	1
Maximum length of original maturity for highly-liquid investments to be considered cash equivalents	3 months
Useful life					8 years	3 years	8 years	20 years